UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-05719

BNY Mellon Stock Index Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Stock Index Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Initial Shares

This semi-annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$14	0.27%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,235	505	1.01%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0763SA0624

BNY Mellon Stock Index Fund, Inc.	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$28	0.52%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,235	505	1.01%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0427SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Stock Index Fund, Inc.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Stock Index Fund, Inc.

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Automobiles & Components - 1.4%
Aptiv PLC	18,411	[a]	1,296,503
BorgWarner, Inc.	16,659		537,086
Ford Motor Co.	274,496		3,442,180
General Motors Co.	78,711		3,656,913
Tesla, Inc.	191,934	[a]	37,979,900
			46,912,582
Banks - 3.2%
Bank of America Corp.	470,651		18,717,790
Citigroup, Inc.	131,948		8,373,420
Citizens Financial Group, Inc.	31,476		1,134,080
Fifth Third Bancorp	46,863		1,710,031
Huntington Bancshares, Inc.	102,746		1,354,192
JPMorgan Chase & Co.	198,649		40,178,747
KeyCorp	65,223		926,819
M&T Bank Corp.	11,417		1,728,077
Regions Financial Corp.	65,015		1,302,901
The PNC Financial Services Group, Inc.	27,525		4,279,587
Truist Financial Corp.	92,551		3,595,606
U.S. Bancorp	109,026		4,328,332
Wells Fargo & Co.	241,168		14,322,968
			101,952,550
Capital Goods - 5.3%
3M Co.	38,250		3,908,767
A.O. Smith Corp.	7,976		652,277
Allegion PLC	5,743		678,535
AMETEK, Inc.	16,178		2,697,034
Axon Enterprise, Inc.	4,907	[a]	1,443,836
Builders FirstSource, Inc.	8,488	[a]	1,174,824
Carrier Global Corp.	57,965		3,656,432
Caterpillar, Inc.	33,831		11,269,106
Cummins, Inc.	9,585		2,654,374
Deere & Co.	17,908		6,690,966
Dover Corp.	9,723		1,754,515
Eaton Corp. PLC	27,656		8,671,539
Emerson Electric Co.	39,575		4,359,582
Fastenal Co.	39,550		2,485,322
Fortive Corp.	24,713		1,831,233
GE Vernova, Inc.	18,960	[a]	3,251,830
Generac Holdings, Inc.	4,398	[a]	581,504
General Dynamics Corp.	15,727		4,563,032
General Electric Co.	75,720		12,037,208
Honeywell International, Inc.	45,046		9,619,123
Howmet Aerospace, Inc.	26,142		2,029,403
Hubbell, Inc.	3,683		1,346,063
Huntington Ingalls Industries, Inc.	2,621		645,631
IDEX Corp.	5,247		1,055,696
Illinois Tool Works, Inc.	18,784		4,451,057

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Capital Goods - 5.3% (continued)
Ingersoll Rand, Inc.	28,162		2,558,236
Johnson Controls International PLC	46,295		3,077,229
L3Harris Technologies, Inc.	13,121		2,946,714
Lockheed Martin Corp.	14,772		6,900,001
Masco Corp.	14,941		996,116
Nordson Corp.	3,916		908,277
Northrop Grumman Corp.	9,692		4,225,227
Otis Worldwide Corp.	28,146		2,709,334
PACCAR, Inc.	36,258		3,732,399
Parker-Hannifin Corp.	8,892		4,497,663
Pentair PLC	11,948		916,053
Quanta Services, Inc.	10,122		2,571,899
Rockwell Automation, Inc.	7,821		2,152,965
RTX Corp.	91,969		9,232,768
Snap-on, Inc.	3,570		933,162
Stanley Black & Decker, Inc.	10,591		846,115
Textron, Inc.	13,060		1,121,332
The Boeing Company	39,918	[a]	7,265,475
Trane Technologies PLC	15,658		5,150,386
TransDigm Group, Inc.	3,871	[a]	4,945,628
United Rentals, Inc.	4,606		2,978,838
W.W. Grainger, Inc.	3,049		2,750,930
Westinghouse Air Brake Technologies Corp.	12,136		1,918,095
Xylem, Inc.	16,634		2,256,069
			171,099,800
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	28,313		6,758,030
Broadridge Financial Solutions, Inc.	8,112		1,598,064
Cintas Corp.	5,960		4,173,550
Copart, Inc.	59,936	[a]	3,246,134
Dayforce, Inc.	11,062	[a]	548,675
Equifax, Inc.	8,551		2,073,275
Jacobs Solutions, Inc.	8,695		1,214,778
Leidos Holdings, Inc.	9,614		1,402,490
Paychex, Inc.	22,162		2,627,527
Paycom Software, Inc.	3,217		460,160
Republic Services, Inc.	14,161		2,752,049
Rollins, Inc.	19,017		927,839
Veralto Corp.	15,138		1,445,225
Verisk Analytics, Inc.	9,930		2,676,631
Waste Management, Inc.	25,248		5,386,408
			37,290,835
Consumer Discretionary Distribution & Retail - 5.7%
Amazon.com, Inc.	633,498	[a]	122,423,488
AutoZone, Inc.	1,194	[a]	3,539,135
Bath & Body Works, Inc.	15,775		616,014
Best Buy Co., Inc.	13,164		1,109,594
CarMax, Inc.	10,211	[a,b]	748,875
eBay, Inc.	35,003		1,880,361
Etsy, Inc.	7,106	[a]	419,112
Genuine Parts Co.	9,709		1,342,949

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Consumer Discretionary Distribution & Retail - 5.7% (continued)
LKQ Corp.	17,311		719,964
Lowe's Cos., Inc.	39,582		8,726,248
O'Reilly Automotive, Inc.	4,101	[a]	4,330,902
Pool Corp.	2,829		869,437
Ross Stores, Inc.	23,195		3,370,697
The Home Depot, Inc.	68,555		23,599,373
The TJX Companies, Inc.	78,341		8,625,344
Tractor Supply Co.	7,517		2,029,590
Ulta Beauty, Inc.	3,311	[a]	1,277,616
			185,628,699
Consumer Durables & Apparel - .7%
D.R. Horton, Inc.	20,502		2,889,347
Deckers Outdoor Corp.	1,823	[a]	1,764,573
Garmin Ltd.	10,630		1,731,840
Hasbro, Inc.	8,303		485,725
Lennar Corp., Cl. A	16,801		2,517,966
Lululemon Athletica, Inc.	7,926	[a]	2,367,496
Mohawk Industries, Inc.	3,339	[a]	379,277
NIKE, Inc., Cl. B	83,804		6,316,307
NVR, Inc.	217	[a]	1,646,718
PulteGroup, Inc.	14,812		1,630,801
Ralph Lauren Corp.	2,609		456,732
Tapestry, Inc.	17,297		740,139
			22,926,921
Consumer Services - 1.9%
Airbnb, Inc., Cl. A	30,541	[a]	4,630,932
Booking Holdings, Inc.	2,347		9,297,640
Caesars Entertainment, Inc.	15,562	[a]	618,434
Carnival Corp.	69,873	[a]	1,308,023
Chipotle Mexican Grill, Inc.	95,002	[a]	5,951,875
Darden Restaurants, Inc.	8,090		1,224,179
Domino's Pizza, Inc.	2,436		1,257,780
Expedia Group, Inc.	9,067	[a]	1,142,351
Hilton Worldwide Holdings, Inc.	17,297		3,774,205
Las Vegas Sands Corp.	24,560		1,086,780
Marriott International, Inc., Cl. A	16,756		4,051,098
McDonald's Corp.	49,854		12,704,793
MGM Resorts International	17,388	[a]	772,723
Norwegian Cruise Line Holdings Ltd.	26,576	[a,b]	499,363
Royal Caribbean Cruises Ltd.	16,264	[a]	2,592,970
Starbucks Corp.	78,355		6,099,937
Wynn Resorts Ltd.	6,918		619,161
Yum! Brands, Inc.	19,435		2,574,360
			60,206,604
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	30,680		26,077,693
Dollar General Corp.	14,848		1,963,351
Dollar Tree, Inc.	14,335	[a]	1,530,548
Sysco Corp.	34,728		2,479,232
Target Corp.	32,003		4,737,724
The Kroger Company	46,305		2,312,009

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Consumer Staples Distribution & Retail - 1.8% (continued)
Walgreens Boots Alliance, Inc.	47,069	[b]	569,300
Walmart, Inc.	295,496		20,008,034
			59,677,891
Energy - 3.6%
APA Corp.	25,962		764,321
Baker Hughes Co.	69,037		2,428,031
Chevron Corp.	118,564		18,545,781
ConocoPhillips	80,903		9,253,685
Coterra Energy, Inc.	52,429		1,398,281
Devon Energy Corp.	43,719		2,072,281
Diamondback Energy, Inc.	12,295		2,461,336
EOG Resources, Inc.	39,756		5,004,088
EQT Corp.	29,816		1,102,596
Exxon Mobil Corp.	310,316		35,723,578
Halliburton Co.	61,241		2,068,721
Hess Corp.	18,854		2,781,342
Kinder Morgan, Inc.	134,304		2,668,620
Marathon Oil Corp.	39,060		1,119,850
Marathon Petroleum Corp.	24,373		4,228,228
Occidental Petroleum Corp.	46,166		2,909,843
ONEOK, Inc.	40,188		3,277,331
Phillips 66	29,327		4,140,093
Schlumberger NV	98,664		4,654,968
Targa Resources Corp.	15,496		1,995,575
The Williams Companies, Inc.	84,562		3,593,885
Valero Energy Corp.	22,617		3,545,441
			115,737,875
Equity Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.	10,800	[c]	1,263,276
American Tower Corp.	32,303	[c]	6,279,057
AvalonBay Communities, Inc.	9,822	[c]	2,032,074
BXP, Inc.	9,701	[c]	597,194
Camden Property Trust	7,151	[c]	780,246
Crown Castle, Inc.	30,058	[c]	2,936,667
Digital Realty Trust, Inc.	22,383	[c]	3,403,335
Equinix, Inc.	6,565	[c]	4,967,079
Equity Residential	24,034	[c]	1,666,518
Essex Property Trust, Inc.	4,601	[c]	1,252,392
Extra Space Storage, Inc.	14,905	[c]	2,316,386
Federal Realty Investment Trust	5,635	[c]	568,966
Healthpeak Properties, Inc.	48,913	[c]	958,695
Host Hotels & Resorts, Inc.	49,359	[c]	887,475
Invitation Homes, Inc.	40,437	[c]	1,451,284
Iron Mountain, Inc.	20,278	[c]	1,817,314
Kimco Realty Corp.	45,879	[c]	892,805
Mid-America Apartment Communities, Inc.	7,945	[c]	1,133,036
Prologis, Inc.	64,046	[c]	7,193,006
Public Storage	10,963	[c]	3,153,507
Realty Income Corp.	59,560	[c]	3,145,959
Regency Centers Corp.	10,835	[c]	673,937
SBA Communications Corp.	7,391	[c]	1,450,853

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Equity Real Estate Investment Trusts - 2.0% (continued)
Simon Property Group, Inc.	22,402	[c]	3,400,624
UDR, Inc.	20,623	[c]	848,636
Ventas, Inc.	28,000	[c]	1,435,280
VICI Properties, Inc.	71,449	[c]	2,046,299
Welltower, Inc.	41,241	[c]	4,299,374
Weyerhaeuser Co.	51,484	[c]	1,461,631
			64,312,905
Financial Services - 7.0%
American Express Co.	39,309		9,101,999
Ameriprise Financial, Inc.	6,840		2,921,980
Berkshire Hathaway, Inc., Cl. B	125,233	[a]	50,944,784
BlackRock, Inc.	9,663		7,607,873
Blackstone, Inc.	49,802		6,165,488
Capital One Financial Corp.	26,755		3,704,230
Cboe Global Markets, Inc.	7,274		1,237,016
CME Group, Inc.	24,907		4,896,716
Corpay, Inc.	4,703	[a]	1,252,926
Discover Financial Services	17,335		2,267,591
FactSet Research Systems, Inc.	2,629		1,073,342
Fidelity National Information Services, Inc.	38,479		2,899,777
Fiserv, Inc.	40,475	[a]	6,032,394
Franklin Resources, Inc.	21,069		470,892
Global Payments, Inc.	17,657		1,707,432
Intercontinental Exchange, Inc.	39,678		5,431,521
Invesco Ltd.	29,758		445,180
Jack Henry & Associates, Inc.	4,686		777,970
KKR & Co., Inc.	45,662		4,805,469
MarketAxess Holdings, Inc.	2,704		542,233
Mastercard, Inc., Cl. A	56,793		25,054,800
Moody's Corp.	11,005		4,632,335
Morgan Stanley	86,565		8,413,252
MSCI, Inc.	5,481		2,640,472
Nasdaq, Inc.	26,301		1,584,898
Northern Trust Corp.	14,300		1,200,914
PayPal Holdings, Inc.	72,361	[a]	4,199,109
Raymond James Financial, Inc.	12,905		1,595,187
S&P Global, Inc.	22,143		9,875,778
State Street Corp.	20,699		1,531,726
Synchrony Financial	26,069		1,230,196
T. Rowe Price Group, Inc.	15,531		1,790,880
The Bank of New York Mellon Corp.	51,713		3,097,092
The Charles Schwab Corp.	103,273		7,610,187
The Goldman Sachs Group, Inc.	22,307		10,089,902
Visa, Inc., Cl. A	108,893	[b]	28,581,146
			227,414,687
Food, Beverage & Tobacco - 2.5%
Altria Group, Inc.	118,818		5,412,160
Archer-Daniels-Midland Co.	34,108		2,061,829
Brown-Forman Corp., Cl. B	13,330	[b]	575,723
Bunge Global SA	9,482		1,012,393
Campbell Soup Co.	13,419		606,405

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Food, Beverage & Tobacco - 2.5% (continued)
Conagra Brands, Inc.	34,935		992,853
Constellation Brands, Inc., Cl. A	11,162		2,871,759
General Mills, Inc.	38,997		2,466,950
Hormel Foods Corp.	18,681		569,584
Kellanova	17,704		1,021,167
Keurig Dr. Pepper, Inc.	72,205		2,411,647
Lamb Weston Holdings, Inc.	10,195		857,196
McCormick & Co., Inc.	17,350		1,230,809
Molson Coors Beverage Co., Cl. B	13,022		661,908
Mondelez International, Inc., Cl. A	92,789		6,072,112
Monster Beverage Corp.	49,810	[a]	2,488,009
PepsiCo, Inc.	95,102		15,685,173
Philip Morris International, Inc.	107,537		10,896,724
The Coca-Cola Company	268,205		17,071,248
The Hershey Company	10,076		1,852,271
The J.M. Smucker Company	7,412		808,204
The Kraft Heinz Company	55,640		1,792,721
Tyson Foods, Inc., Cl. A	19,267		1,100,916
			80,519,761
Health Care Equipment & Services - 4.7%
Abbott Laboratories	120,340		12,504,529
Align Technology, Inc.	4,758	[a]	1,148,724
Baxter International, Inc.	35,626		1,191,690
Becton, Dickinson and Co.	19,992		4,672,330
Boston Scientific Corp.	101,700	[a]	7,831,917
Cardinal Health, Inc.	16,958		1,667,311
Cencora, Inc.	11,378		2,563,463
Centene Corp.	36,916	[a]	2,447,531
CVS Health Corp.	86,841		5,128,829
DaVita, Inc.	3,772	[a]	522,686
DexCom, Inc.	27,221	[a]	3,086,317
Edwards Lifesciences Corp.	41,547	[a]	3,837,696
Elevance Health, Inc.	16,078		8,712,025
GE HealthCare Technologies, Inc.	29,105		2,267,862
HCA Healthcare, Inc.	13,381		4,299,048
Henry Schein, Inc.	9,391	[a]	601,963
Hologic, Inc.	16,482	[a]	1,223,788
Humana, Inc.	8,264		3,087,844
IDEXX Laboratories, Inc.	5,679	[a]	2,766,809
Insulet Corp.	4,845	[a]	977,721
Intuitive Surgical, Inc.	24,537	[a]	10,915,284
Labcorp Holdings, Inc.	5,849		1,190,330
McKesson Corp.	8,992		5,251,688
Medtronic PLC	91,853		7,229,750
Molina Healthcare, Inc.	4,079	[a]	1,212,687
Quest Diagnostics, Inc.	7,633		1,044,805
ResMed, Inc.	10,076		1,928,748
Solventum Corp.	9,974	[a]	527,425
Steris PLC	6,747		1,481,236
Stryker Corp.	23,454		7,980,223
Teleflex, Inc.	3,466		729,004

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Health Care Equipment & Services - 4.7% (continued)
The Cigna Group	19,651		6,496,031
The Cooper Companies, Inc.	13,931		1,216,176
UnitedHealth Group, Inc.	63,668		32,423,566
Universal Health Services, Inc., Cl. B	4,128		763,391
Zimmer Biomet Holdings, Inc.	14,231		1,544,490
			152,474,917
Household & Personal Products - 1.3%
Church & Dwight Co., Inc.	17,107		1,773,654
Colgate-Palmolive Co.	56,754		5,507,408
Kenvue, Inc.	131,777		2,395,706
Kimberly-Clark Corp.	23,465		3,242,863
The Clorox Company	8,591		1,172,414
The Estee Lauder Companies, Inc., Cl. A	16,119		1,715,062
The Procter & Gamble Company	163,264		26,925,499
			42,732,606
Insurance - 2.0%
Aflac, Inc.	35,769		3,194,529
American International Group, Inc.	45,910		3,408,358
Aon PLC, Cl. A	14,927		4,382,269
Arch Capital Group Ltd.	26,084	[a]	2,631,615
Arthur J. Gallagher & Co.	15,248		3,953,959
Assurant, Inc.	3,296		547,960
Brown & Brown, Inc.	16,479		1,473,387
Chubb Ltd.	28,089		7,164,942
Cincinnati Financial Corp.	10,936		1,291,542
Everest Group Ltd.	2,990		1,139,250
Globe Life, Inc.	5,121		421,356
Loews Corp.	12,005		897,254
Marsh & McLennan Cos., Inc.	34,084		7,182,180
MetLife, Inc.	41,322		2,900,391
Principal Financial Group, Inc.	15,206		1,192,911
Prudential Financial, Inc.	25,121		2,943,930
The Allstate Corp.	18,463		2,947,803
The Hartford Financial Services Group, Inc.	20,469		2,057,953
The Progressive Corp.	40,516		8,415,578
The Travelers Companies, Inc.	15,766		3,205,858
W.R. Berkley Corp.	13,999		1,100,041
Willis Towers Watson PLC	7,156		1,875,874
			64,328,940
Materials - 2.1%
Air Products & Chemicals, Inc.	15,378		3,968,293
Albemarle Corp.	7,972	[b]	761,485
Amcor PLC	102,766		1,005,051
Avery Dennison Corp.	5,714		1,249,366
Ball Corp.	21,635		1,298,533
Celanese Corp.	6,833		921,703
CF Industries Holdings, Inc.	12,720		942,806
Corteva, Inc.	48,713		2,627,579
Dow, Inc.	48,628		2,579,715
DuPont de Nemours, Inc.	28,797		2,317,871
Eastman Chemical Co.	7,944		778,274

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Materials - 2.1% (continued)
Ecolab, Inc.	17,581		4,184,278
FMC Corp.	7,563		435,251
Freeport-McMoRan, Inc.	99,359		4,828,847
International Flavors & Fragrances, Inc.	17,664		1,681,789
International Paper Co.	23,183		1,000,346
Linde PLC	33,254		14,592,188
LyondellBasell Industries NV, Cl. A	17,963		1,718,341
Martin Marietta Materials, Inc.	4,279		2,318,362
Newmont Corp.	79,784		3,340,556
Nucor Corp.	16,669		2,635,036
Packaging Corp. of America	6,089		1,111,608
PPG Industries, Inc.	16,281		2,049,615
Steel Dynamics, Inc.	10,458		1,354,311
The Mosaic Company	23,447		677,618
The Sherwin-Williams Company	16,136		4,815,466
Vulcan Materials Co.	9,144		2,273,930
WestRock Co.	18,107		910,058
			68,378,276
Media & Entertainment - 8.3%
Alphabet, Inc., Cl. A	406,337		74,014,285
Alphabet, Inc., Cl. C	338,046		62,004,397
Charter Communications, Inc., Cl. A	6,715	[a,b]	2,007,516
Comcast Corp., Cl. A	270,766		10,603,197
Electronic Arts, Inc.	16,659		2,321,098
Fox Corp., Cl. A	17,373		597,110
Fox Corp., Cl. B	7,258		232,401
Live Nation Entertainment, Inc.	9,835	[a]	921,933
Match Group, Inc.	18,619	[a]	565,645
Meta Platforms, Inc., Cl. A	151,594		76,436,727
Netflix, Inc.	29,808	[a]	20,116,823
News Corporation, Cl. A	25,770		710,479
News Corporation, Cl. B	9,399		266,838
Omnicom Group, Inc.	13,649		1,224,315
Paramount Global, Cl. B	36,618	[b]	380,461
Take-Two Interactive Software, Inc.	10,987	[a]	1,708,369
The Interpublic Group of Companies, Inc.	26,109		759,511
The Walt Disney Company	126,110		12,521,462
Warner Bros Discovery, Inc.	157,490	[a]	1,171,726
			268,564,293
Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
AbbVie, Inc.	122,155		20,952,026
Agilent Technologies, Inc.	20,272		2,627,859
Amgen, Inc.	37,108		11,594,395
Biogen, Inc.	10,248	[a]	2,375,691
Bio-Rad Laboratories, Inc., Cl. A	1,448	[a]	395,463
Bio-Techne Corp.	10,898		780,842
Bristol-Myers Squibb Co.	140,226		5,823,586
Catalent, Inc.	12,519	[a]	703,943
Charles River Laboratories International, Inc.	3,532	[a]	729,641
Danaher Corp.	45,601		11,393,410
Eli Lilly & Co.	55,226		50,000,516

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.8% (continued)
Gilead Sciences, Inc.	86,183		5,913,016
Incyte Corp.	13,403	[a]	812,490
IQVIA Holdings, Inc.	12,489	[a]	2,640,674
Johnson & Johnson	166,483		24,333,155
Merck & Co., Inc.	175,208		21,690,750
Mettler-Toledo International, Inc.	1,463	[a]	2,044,674
Moderna, Inc.	22,949	[a]	2,725,194
Pfizer, Inc.	391,990		10,967,880
Regeneron Pharmaceuticals, Inc.	7,337	[a]	7,711,407
Revvity, Inc.	8,180		857,755
Thermo Fisher Scientific, Inc.	26,405		14,601,965
Vertex Pharmaceuticals, Inc.	17,851	[a]	8,367,121
Viatris, Inc.	85,939		913,532
Waters Corp.	4,192	[a]	1,216,183
West Pharmaceutical Services, Inc.	4,915		1,618,952
Zoetis, Inc.	31,564		5,471,935
			219,264,055
Real Estate Management & Development - .1%
CBRE Group, Inc., Cl. A	20,986	[a]	1,870,062
CoStar Group, Inc.	28,512	[a]	2,113,880
			3,983,942
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices, Inc.	111,809	[a]	18,136,538
Analog Devices, Inc.	34,305		7,830,459
Applied Materials, Inc.	57,478		13,564,233
Broadcom, Inc.	30,134		48,381,041
Enphase Energy, Inc.	9,396	[a]	936,875
First Solar, Inc.	7,405	[a]	1,669,531
Intel Corp.	294,480		9,120,046
KLA Corp.	9,314		7,679,486
Lam Research Corp.	9,044		9,630,503
Microchip Technology, Inc.	37,382		3,420,453
Micron Technology, Inc.	76,603		10,075,593
Monolithic Power Systems, Inc.	3,369		2,768,240
NVIDIA Corp.	1,701,603		210,216,035
NXP Semiconductors NV	17,667		4,754,013
ON Semiconductor Corp.	30,412	[a]	2,084,743
Qorvo, Inc.	7,063	[a]	819,591
Qualcomm, Inc.	77,338		15,404,183
Skyworks Solutions, Inc.	11,532		1,229,081
Teradyne, Inc.	10,736		1,592,041
Texas Instruments, Inc.	62,983		12,252,083
			381,564,768
Software & Services - 11.8%
Accenture PLC, Cl. A	43,493		13,196,211
Adobe, Inc.	30,991	[a]	17,216,740
Akamai Technologies, Inc.	10,858	[a]	978,089
Ansys, Inc.	6,039	[a]	1,941,538
Autodesk, Inc.	14,751	[a]	3,650,135
Cadence Design Systems, Inc.	18,825	[a]	5,793,394
Cognizant Technology Solutions Corp., Cl. A	34,056		2,315,808

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Software & Services - 11.8% (continued)
CrowdStrike Holdings, Inc., Cl. A	15,957	[a]	6,114,563
EPAM Systems, Inc.	3,691	[a]	694,314
Fair Isaac Corp.	1,709	[a]	2,544,120
Fortinet, Inc.	43,725	[a]	2,635,306
Gartner, Inc.	5,340	[a]	2,397,980
Gen Digital, Inc.	38,953		973,046
GoDaddy, Inc., Cl. A	9,046	[a]	1,263,817
International Business Machines Corp.	63,545		10,990,108
Intuit, Inc.	19,368		12,728,843
Microsoft Corp.	514,134		229,792,191
Oracle Corp.	110,275		15,570,830
Palo Alto Networks, Inc.	22,351	[a]	7,577,213
PTC, Inc.	8,141	[a]	1,478,975
Roper Technologies, Inc.	7,400		4,171,084
Salesforce, Inc.	67,187		17,273,778
ServiceNow, Inc.	14,181	[a]	11,155,767
Synopsys, Inc.	10,552	[a]	6,279,073
Tyler Technologies, Inc.	2,933	[a]	1,474,654
Verisign, Inc.	5,917	[a]	1,052,043
			381,259,620
Technology Hardware & Equipment - 8.2%
Amphenol Corp., Cl. A	83,094		5,598,043
Apple, Inc.	997,099		210,008,991
Arista Networks, Inc.	17,558	[a]	6,153,728
CDW Corp.	9,308		2,083,503
Cisco Systems, Inc.	280,105		13,307,789
Corning, Inc.	53,331		2,071,909
F5, Inc.	4,048	[a]	697,187
Hewlett Packard Enterprise Co.	89,928		1,903,776
HP, Inc.	59,458		2,082,219
Jabil, Inc.	8,469		921,343
Juniper Networks, Inc.	22,918		835,590
Keysight Technologies, Inc.	11,953	[a]	1,634,573
Motorola Solutions, Inc.	11,525		4,449,226
NetApp, Inc.	14,276		1,838,749
Seagate Technology Holdings PLC	13,589	[b]	1,403,336
Super Micro Computer, Inc.	3,484	[a]	2,854,615
TE Connectivity Ltd.	21,300		3,204,159
Teledyne Technologies, Inc.	3,226	[a]	1,251,623
Trimble, Inc.	16,932	[a]	946,837
Western Digital Corp.	22,562	[a]	1,709,523
Zebra Technologies Corp., Cl. A	3,518	[a]	1,086,816
			266,043,535
Telecommunication Services - .9%
AT&T, Inc.	496,000		9,478,560
T-Mobile US, Inc.	35,668		6,283,988
Verizon Communications, Inc.	291,177		12,008,139
			27,770,687
Transportation - 1.5%
American Airlines Group, Inc.	46,150	[a,b]	522,879
C.H. Robinson Worldwide, Inc.	8,100		713,772

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Transportation - 1.5% (continued)
CSX Corp.	135,233		4,523,544
Delta Air Lines, Inc.	43,883		2,081,810
Expeditors International of Washington, Inc.	9,799		1,222,817
FedEx Corp.	15,706		4,709,287
J.B. Hunt Transport Services, Inc.	5,678		908,480
Norfolk Southern Corp.	15,628		3,355,175
Old Dominion Freight Line, Inc.	12,247		2,162,820
Southwest Airlines Co.	41,422	[b]	1,185,083
Uber Technologies, Inc.	144,544	[a]	10,505,458
Union Pacific Corp.	42,206		9,549,530
United Airlines Holdings, Inc.	22,745	[a]	1,106,772
United Parcel Service, Inc., Cl. B	50,396		6,896,693
			49,444,120
Utilities - 2.2%
Alliant Energy Corp.	17,725		902,202
Ameren Corp.	18,192		1,293,633
American Electric Power Co., Inc.	36,544		3,206,371
American Water Works Co., Inc.	13,366		1,726,353
Atmos Energy Corp.	10,238	[b]	1,194,263
CenterPoint Energy, Inc.	44,401		1,375,543
CMS Energy Corp.	21,297		1,267,810
Consolidated Edison, Inc.	23,923		2,139,195
Constellation Energy Corp.	21,807		4,367,288
Dominion Energy, Inc.	57,980		2,841,020
DTE Energy Co.	14,375		1,595,769
Duke Energy Corp.	53,388		5,351,079
Edison International	26,898		1,931,545
Entergy Corp.	14,874		1,591,518
Evergy, Inc.	16,528		875,488
Eversource Energy	24,729		1,402,382
Exelon Corp.	68,436		2,368,570
FirstEnergy Corp.	36,205		1,385,565
NextEra Energy, Inc.	142,123		10,063,730
NiSource, Inc.	31,012		893,456
NRG Energy, Inc.	14,352		1,117,447
PG&E Corp.	148,142		2,586,559
Pinnacle West Capital Corp.	7,570		578,197
PPL Corp.	51,034		1,411,090
Public Service Enterprise Group, Inc.	34,184		2,519,361
Sempra	43,692		3,323,214
The AES Corp.	49,717		873,528
The Southern Company	75,638		5,867,240
Vistra Corp.	22,512		1,935,582
WEC Energy Group, Inc.	21,935		1,721,020
Xcel Energy, Inc.	38,437		2,052,920
			71,758,938
Total Common Stocks (cost $644,693,260)			3,171,249,807

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $61,386,978)	5.42	61,386,978	[d]	61,386,978
Total Investments (cost $706,080,238)		99.9%		3,232,636,785
Cash and Receivables (Net)		.1%		2,552,213
Net Assets		100.0%		3,235,188,998

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $30,437,920 and the value of the collateral was $31,430,781, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	60,597,066	228,896,926	(228,107,014)	61,386,978	1,141,531
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	9,180,901	(9,180,901)	-	27,740	††
Total - 1.9%	60,597,066	238,077,827	(237,287,915)	61,386,978	1,169,271

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	236	9/20/2024	65,334,530	65,153,700	(180,830)
Gross Unrealized Depreciation				(180,830)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $30,437,920)—Note 1(c):
Unaffiliated issuers	644,693,260	3,171,249,807
Affiliated issuers	61,386,978	61,386,978
Cash		30,499
Cash collateral held by broker—Note 4		2,810,000
Dividends and securities lending income receivable		1,848,860
Receivable for shares of Common Stock subscribed		432,435
Prepaid expenses		67,778
		3,237,826,357
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		669,040
Payable for shares of Common Stock redeemed		1,445,140
Payable for futures variation margin—Note 4		288,266
Directors’ fees and expenses payable		24,779
Other accrued expenses		210,134
		2,637,359
Net Assets ($)		3,235,188,998
Composition of Net Assets ($):
Paid-in capital		596,302,559
Total distributable earnings (loss)		2,638,886,439
Net Assets ($)		3,235,188,998

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	3,172,074,013	63,114,985
Shares Outstanding	42,829,584	849,693
Net Asset Value Per Share ($)	74.06	74.28

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,555 foreign taxes withheld at source):
Unaffiliated issuers	21,694,776
Affiliated issuers	1,141,531
Interest	57,451
Income from securities lending—Note 1(c)	27,740
Total Income	22,921,498
Expenses:
Management fee—Note 3(a)	3,787,107
Directors’ fees and expenses—Note 3(d)	156,314
Distribution fees—Note 3(b)	75,098
Professional fees	51,435
Prospectus and shareholders’ reports	44,639
Loan commitment fees—Note 2	33,801
Chief Compliance Officer fees—Note 3(c)	12,589
Shareholder servicing costs—Note 3(c)	5,158
Registration fees	1,795
Miscellaneous	89,889
Total Expenses	4,257,825
Less—reduction in fees due to earnings credits—Note 3(c)	(359)
Net Expenses	4,257,466
Net Investment Income	18,664,032
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	123,723,251
Net realized gain (loss) on futures	6,067,732
Net Realized Gain (Loss)	129,790,983
Net change in unrealized appreciation (depreciation) on investments	290,079,389
Net change in unrealized appreciation (depreciation) on futures	(1,462,268)
Net Change in Unrealized Appreciation (Depreciation)	288,617,121
Net Realized and Unrealized Gain (Loss) on Investments	418,408,104
Net Increase in Net Assets Resulting from Operations	437,072,136

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	18,664,032	38,506,599
Net realized gain (loss) on investments	129,790,983	206,177,917
Net change in unrealized appreciation (depreciation) on investments	288,617,121	389,090,410
Net Increase (Decrease) in Net Assets Resulting from Operations	437,072,136	633,774,926
Distributions ($):
Distributions to shareholders:
Initial Shares	(216,417,363)	(137,928,035)
Service Shares	(4,184,395)	(2,652,218)
Total Distributions	(220,601,758)	(140,580,253)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	148,878,094	306,945,346
Service Shares	666,735	1,590,985
Distributions reinvested:
Initial Shares	216,417,363	137,928,035
Service Shares	4,184,395	2,652,218
Cost of shares redeemed:
Initial Shares	(311,870,073)	(561,929,172)
Service Shares	(3,769,116)	(7,336,442)
Increase (Decrease) in Net Assets from Capital Stock Transactions	54,507,398	(120,149,030)
Total Increase (Decrease) in Net Assets	270,977,776	373,045,643
Net Assets ($):
Beginning of Period	2,964,211,222	2,591,165,579
End of Period	3,235,188,998	2,964,211,222
Capital Share Transactions (Shares):
Initial Shares
Shares sold	2,064,892	4,955,857
Shares issued for distributions reinvested	3,031,337	2,275,854
Shares redeemed	(4,342,496)	(9,092,363)
Net Increase (Decrease) in Shares Outstanding	753,733	(1,860,652)
Service Shares
Shares sold	9,307	25,410
Shares issued for distributions reinvested	58,455	43,750
Shares redeemed	(52,316)	(116,809)
Net Increase (Decrease) in Shares Outstanding	15,446	(47,649)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

Six Months Ended
June 30, 2024		Year Ended December 31,
Initial Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	69.08	57.81	77.81	64.27	59.95	48.98
Investment Operations:
Net investment income[a]	.43	.89	.85	.80	.88	.96
Net realized and unrealized gain (loss) on investments	9.80	13.62	(14.27)	16.71	8.01	13.79
Total from Investment Operations	10.23	14.51	(13.42)	17.51	8.89	14.75
Distributions:
Dividends from net investment income	(.44)	(.90)	(.85)	(.81)	(.90)	(.95)
Dividends from net realized gain on investments	(4.81)	(2.34)	(5.73)	(3.16)	(3.67)	(2.83)
Total Distributions	(5.25)	(3.24)	(6.58)	(3.97)	(4.57)	(3.78)
Net asset value, end of period	74.06	69.08	57.81	77.81	64.27	59.95
Total Return (%)	15.12[b]	25.93	(18.31)	28.40	18.01	31.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[c]	.27	.26	.26	.27	.27
Ratio of net expenses to average net assets	.27[c]	.27	.26	.26	.27	.27
Ratio of net investment income
to average net assets	1.21[c]	1.42	1.35	1.14	1.57	1.75
Portfolio Turnover Rate	1.01[b]	2.32	1.85	3.62	3.58	2.94
Net Assets, end of period ($ x 1,000)	3,172,074	2,906,425	2,540,045	3,272,702	2,718,274	2,447,498

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	69.27	57.97	78.00	64.37	60.03	49.05
Investment Operations:
Net investment income[a]	.34	.73	.69	.63	.74	.82
Net realized and unrealized gain (loss) on investments	9.83	13.65	(14.30)	16.75	8.02	13.80
Total from Investment Operations	10.17	14.38	(13.61)	17.38	8.76	14.62
Distributions:
Dividends from net investment income	(.35)	(.74)	(.69)	(.59)	(.75)	(.81)
Dividends from net realized gain on investments	(4.81)	(2.34)	(5.73)	(3.16)	(3.67)	(2.83)
Total Distributions	(5.16)	(3.08)	(6.42)	(3.75)	(4.42)	(3.64)
Net asset value, end of period	74.28	69.27	57.97	78.00	64.37	60.03
Total Return (%)	14.98[b]	25.60	(18.52)	28.11	17.71	30.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.52	.51	.51	.52	.52
Ratio of net expenses to average net assets	.52[c]	.52	.51	.51	.52	.52
Ratio of net investment income to average net assets	.96[c]	1.17	1.10	.89	1.32	1.50
Portfolio Turnover Rate	1.01[b]	2.32	1.85	3.62	3.58	2.94
Net Assets, end of period ($ x 1,000)	63,115	57,786	51,121	68,792	195,831	194,109

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, which serves as the fund’s index manager (the “Index Manager”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,171,249,807	-	-	3,171,249,807
Investment Companies	61,386,978	-	-	61,386,978
Liabilities ($)
Other Financial Instruments:
Futures††	(180,830)	-	-	(180,830)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $3,782 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	30,437,920		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	30,437,920		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(30,437,920)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $38,604,101 and long-term capital gains $101,976,152. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of ..095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, Service shares were charged $75,098 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2024, Initial shares were charged 4,558 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $403 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $359.

During the period ended June 30, 2024, the fund was charged $12,589 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $650,182, Distribution Plan fees of $12,852, Shareholder Services Plan fees of $1,000, Chief Compliance Officer fees of $3,519 and Transfer Agent fees of $1,487.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2024, amounted to $30,972,733 and $175,807,728, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended June 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2024 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Equity risk	-	Equity risk	(180,830)	[1]
Gross fair value of derivative contracts	-		(180,830)

Statement of Assets and Liabilities location:
[1]		Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Total
Equity	6,067,732		6,067,732
Total	6,067,732		6,067,732

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[2]	Total
Equity	(1,462,268)		(1,462,268)
Total	(1,462,268)		(1,462,268)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	51,701,714

At June 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,526,375,717, consisting of $2,560,412,938 gross unrealized appreciation and $34,037,221 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Index Management Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Index Manager. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Index Manager.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of S&P 500 index funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all S&P 500 index funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all S&P 500 index funds underlying VIPs with similar
12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and index management services provided by the Adviser and Index Manager, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses. The Board noted, however, that the Expense Group included funds that charged
12b-1 fees and/or non-12b-1 service fees, whereas, the fund’s Initial shares are not subject to such fees. Had the 12b-1/non-12b-1 fees applicable to the fund’s Service shares been included in the comparison with the Expense Group, the fund’s total expenses would have been higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Index Manager in relation to the fee payable to the Adviser by the fund and the respective services provided by the Index Manager and the Adviser. The Board also took into consideration that the Index Manager’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Index Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Index Manager, of the Adviser and the Index Manager and the services provided to the fund by the Adviser and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0763NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 6, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 7, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)